CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) (Parentheticals) - Stock Subscribed [Member]	12 Months Ended
Dec. 31, 2020 $ / shares
Preferred stock dividends, per share	$ 3.62
Preferred stock dividends, stated value per year	10.00%